Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment and Geographic Information [Abstract]
Schedule of Significant Segment Expenses

The following table presents significant segment expenses regularly provided to the CODM and used to assess segment performance for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31,
	2026	2025

Revenue	$328,512	$-
Total revenues	328,512	-
Cost of revenue	326,322	-
Gross profit	2,190	-

Operating expenses:
Selling, general and administrative	2,440	624
Wages and benefits	741	36
Depreciation and amortization	1,988	-
Total operating expenses	5,169	660
Loss from operations	(2,979)	(660)

Other income (expense):
Interest expense, net	(415)	-
Change in FV of contingent consideration	(5,914)	-
Other income	3	-
Total other expense	(6,326)	-
Loss before income taxes	(9,305)	(660)
Income taxes	100	-
Net loss	$(9,405)	$(660)

For the three months ended March 31, 2026 and 2025, revenues attributable to operations by geography were as follows:

	Three Months Ended
	March 31,
	2026	2025
Unites States	$324,499	-
Malta	3,775	-
Sweden	238	-
	$328,512	$-
The following table presents property, plant and equipment, net by geographic location as of March 31, 2026 and December 31, 2025:
	March 31,	December 31,
	2026	2025
Malta	$111	$119
Sweden	6	7
	$117	$126
The following table presents intangible assets, net by geographic location as of March 31, 2026 and December 31, 2025:
	March 31,	December 31,
	2026	2025
Europe	$8,437	$8,749
United States	31,175	32,689
	$39,612	$41,438

The following table presents significant segment expenses regularly provided to the CODM and used to assess segment performance for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
	2025	2024
Revenue	$14,551,774	$-
Revenue, related party	7,288,094	-
Total revenues	21,839,868	-
Cost of revenue	11,652,662	-
Cost of revenue, related party	7,303,516
Gross profit	2,883,690	-

Operating expenses:
Selling, general and administrative	3,187,054	2,115,924
Wages and benefits	1,026,034	144,000
Depreciation and amortization	1,598,742
Research and development	-	745,024
Total operating expenses	5,811,830	3,004,948
Loss from operations	(2,928,140)	(3,004,948)

Other income (expense):
Interest expense, net	(5,573)	-
Extinguishment of debt	-	(265,596)
Change in FV of contingent consideration	3,387,266
Other expense	(32,693)	-
Total other income (expense)	3,349,000	(265,596)
Income (loss) before income taxes	420,860	(3,270,544)
Income taxes	(497,495)	-
Net income (loss)	$918,355	$(3,270,544)

For the year ended December 31, 2025 and 2024, revenues attributable to operations by geography were as follows:

	Year Ended
	December 31,
	2025	2024
Malta	21,256,026
Sweden	583,842
	$21,839,868	$-
The following table presents property, plant and equipment, net by geographic location as of December 31, 2025 and 2024.
	Year Ended
	December 31,
	2025	2024
Malta	118,886	-
Sweden	7,168	-
	$126,054	$-
The following table presents Intangibles, net by geographic location as of December 31, 2025 and 2024.
	Year Ended
	December 31,
	2025	2024
Europe	8,748,810	-
United States	32,688,749	-
	$41,437,559	$-